Leases (Details) - Schedule of lease costs $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Operating lease cost:
Vehicles (in Dollars)	$ 111
Facilities rent (in Dollars)	155
Operating lease cost (in Dollars)	$ 266
Weighted Average Discount Rate
Vehicles	3.36%
Facilities rent	3.36%
Minimum [Member]
Remaining Lease Term
Vehicles	1 month 9 days
Facilities rent	3 months
Maximum [Member]
Remaining Lease Term
Vehicles	2 years 9 months 3 days
Facilities rent	5 years 3 months 3 days